Right of Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Disclosure of Information about Right of use Assets

US dollar millions	Mine Infra- structure	Land and buildings	Total

Cost
Impact of adopting IFRS 16 - 1 January 2019	119	9	128
Additions
- stay-in-business capital	32	—	32
Transfers and other movements(1)	58	15	73
Transfer to non-current assets and liabilities held for sale	—	(1)	(1)
Translation	—	1	1
Balance at 31 December 2019	209	24	233

Accumulated amortisation and impairments
Balance at 1 January 2019	—	—	—
Amortisation for the year	40	2	42
Transfers and other movements(1)	21	12	33
Balance at 31 December 2019	61	14	75
Net book value at 31 December 2019	148	10	158

(1) Relates to contracts previously classified as leases under IAS 17, which the group has reassessed upon initial transition as leases under IFRS 16 as of 1 January 2019.

Disclosure of Quantitative Information about Leases for Lessee

US Dollar million	2019
Reconciliation of lease liabilities
A reconciliation of the lease liabilities included in the statement of financial position is set out in the following table:

Opening balance
Lease liabilities recognised	160
Repayment of lease liabilities	(42)
Finance costs paid on lease liabilities	(9)
Interest charged to the income statement	10
Reclassification of finance leases from borrowings	60
Change in estimate	(5)
Translation	(3)
Closing balance	171
Lease finance costs paid included in the statement of cash flows	9

US dollar millions	2019
Amounts recognised in the income statement
Amortisation expense on right of use assets	42
Interest expense on lease liabilities	10
Expenses on short term leases	83
Expenses on variable lease payments not included in the lease liabilities	220
Expenses on leases of low value assets	2

US Dollar million	2019
Lease liabilities
Non-current	126
Current	45
Total	171

Disclosure of maturity analysis of operating lease payments [text block]

US Dollar million	2019
Maturity analysis of lease liabilities
Undiscounted cash flows
Less than and including 1 year	52
Between 1 and 5 years	89
Five years and more	57
Total	198

Reconciliation between IFRS 16 Lease Liabilities and Lease commitments as at 31 December 2018

US Dollar million	2019
Reconciliation between IFRS 16 lease liabilities and lease commitments as at 31 December 2018
Lease liabilities at 1 January 2019	128
Discounting of lease liabilities	16
Non-qualifying leases (1)	121
Lease commitments at 31 December 2018	265

(1) Non-qualifying leases include leases that are short term in nature, low value items, or where the contractual repayment structures are variable in nature only, as well as the service components of qualifying contracts, not capitalised as part of the initial cost of the right of use assets.